Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 89.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $477,223,090) ......................................................... 1,089,910 $ 390,896,222
Number of
Contracts Notional Amount
Purchased Options – 20.4%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 1,325 $ 540,600,000 6,625
Puts – Exchange-Traded – 20.4%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 6,999 2,533,638,000 49,482,930
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 19,131 6,313,230,000 40,270,755
89,753,685
Total Purchased Options (Cost $65,506,389) ........................................................ 89,760,310
Shares
Money Market Funds – 3.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $13,437,251) .......................................................... 13,437,251 13,437,251
Total Investments – 112.7%
(Cost $556,166,730) ......................................................................... $ 494,093,783
Liabilities in Excess of Other Assets – (12.7)% ...................................................... (55,763,795)
Net Assets – 100.0% .......................................................................... $ 438,329,988
Number of
Contracts Notional Amount
Written Options – (13.3)%
Puts – Exchange-Traded – (13.3)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (6,999) $ (2,519,640,000) $ (42,238,965)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (19,131) (5,930,610,000) (15,878,730)
(58,117,695)
Total Written Options (Premiums Received $43,488,588) .............................................. $ (58,117,695)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $179,325,000 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 89.2%
Purchased Options ............................................................................... 20.4%
Money Market Funds ............................................................................. 3.1%
Total Investments ................................................................................ 112.7%
Liabilities in Excess of Other Assets .................................................................. (12.7)%
Net Assets ..................................................................................... 100.0%